Acquisition of Nova E-Commerce, Ltd. - Schedule of Business Acquisition, Pro Forma Information (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2018	Aug. 31, 2017	Aug. 31, 2016
Business Combinations [Abstract]
Revenue
Employee Compensation	202,223	250,275	563,725	65,551
Consulting fees	231,667	256,667	1,198,334
Professional fees	8,147	39,516	98,677
Marketing	7,751	138,209
Occupancy	38,708	81,072	85,188	57,508
Other	10,410	31,227	254,255	193,608
Total operating expenses	498,906	796,966	2,200,179	316,667
Loss from Operations	(498,906)	(796,966)	(2,200,179)	(316,667)
Gain on settlement of liabilities			47,575
Interest expense - related party			(10,409)
Gain on settlement of accounts payable and accrued liabilities	47,003	47,003
Gain on settlement of bank overdraft		572
Other income (expenses) - net			37,166
Net Loss	$ (451,903)	$ (749,391)	$ (2,163,013)	$ (316,667)
Net Loss per share of Class A, Class B, and Class C common stock - basic and diluted	$ (0.01)	$ (0.02)	$ (0.02)	$ (0.05)
Weighted average number of Class A, Class B, and Class C Common Shares outstanding - basic and diluted	55,217,046	49,250,195	101,712,936	6,860,882